Employee Benefit Plan, Subsequent Event - EBP Third Federal 401(k) Savings Plan	3 Months Ended
Dec. 31, 2025
EBP, Subsequent Event [Abstract]
EBP, Subsequent Event	Subsequent Events
Management evaluates events occurring through the date the financial statements are issued in determining the accounting for and disclosure of transactions and events that affect the financial statements.
The Board of Directors approved a dividend of $0.2825 per share to stockholders of TFS Financial Corporation stock on February 26, 2026, payable on March 25, 2026 to shareholders of record as of March 11, 2026. On May 28, 2026, the Board of Directors approved another dividend of $0.2825 per share to stockholders of record on June 10, 2026 to be paid on June 24, 2026.

EBP, Subsequent Event [Line Items]
EBP, Subsequent Event	Subsequent Events
Management evaluates events occurring through the date the financial statements are issued in determining the accounting for and disclosure of transactions and events that affect the financial statements.
The Board of Directors approved a dividend of $0.2825 per share to stockholders of TFS Financial Corporation stock on February 26, 2026, payable on March 25, 2026 to shareholders of record as of March 11, 2026. On May 28, 2026, the Board of Directors approved another dividend of $0.2825 per share to stockholders of record on June 10, 2026 to be paid on June 24, 2026.